CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - Related Party - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Research and development from related party	$ 130	$ 0	$ 0	$ 1,796
General and administrative from related party	215	21	134	2,972
Financial expenses (income), net from related party	$ (15)	$ 32	$ 232	$ 1,249